Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Expenses
Research and development costs	$ 807,661	$ 139,922	$ 926,117	$ 1,536,996
General and administrative expenses	483,955	94,018
Total operating expenses	1,291,616	233,940	1,802,433	1,921,520
Operating Loss	(1,291,616)	(233,940)	(1,802,433)	(1,921,520)
Other Income (Expense)
Interest expense	(87,740)		(59,063)
Interest income	1,024	1,498	5,181	4,454
Total other income (expense)	(86,716)	1,498	(53,882)	4,454
Net Operating Loss Before Income Tax Benefit	(1,378,332)	(232,442)
Income Tax Benefit	281,534
Net Loss	$ (1,096,798)	$ (232,442)	$ (1,856,315)	$ (1,917,066)
Net Loss per Common Share - Basic and Diluted	$ (0.03)	$ (0.01)	$ (0.06)	$ (0.07)
Weighted Average Common Shares Used to Compute Net Loss Applicable to Common Shares - Basic and Diluted	35,272,626	31,745,242	32,595,680	29,321,049